Disclosure of detailed information about financial contract liability (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 1	$ 5,207
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 2	7,207
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 3	222
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 4	296
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 5	(214)
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 6	47
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 7	(63)
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 8	5,382
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 9	7,226
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 10	(474)
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 11	5,382
Financial Contract Liability Disclosure Of Detailed Information About Financial Contract Liability 12	$ 6,752